Rental Properties, Net - Additional Information (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Rental Properties, Net:
Depreciation expense	$ 10.1	$ 9.9	$ 20.1	$ 19.7	$ 39.6	$ 40.6